Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Ordinary Shares		Class A Non- Controlling Interest	Class B Ordinary Shares		Retained Earnings (Accumulated Deficit)		Additional Paid-in Capital	(Accumulated Deficit) Retained Earnings	Total Shareholders’ (Deficit) Equity	Non- Controlling Interest	Total
Balance at Mar. 31, 2023		$ 100	[1]			[1]				$ (541,269)	$ (541,169)		$ (541,169)
Balance (in Shares) at Mar. 31, 2023	[1]	10,000,000
Net income (loss)										1,798,073	1,798,073		1,798,073
Balance at Mar. 31, 2024		$ 100	[1]			[1]				1,256,804	1,256,904		1,256,904
Balance (in Shares) at Mar. 31, 2024	[1]	10,000,000
Issuance of ordinary shares		$ 78	[1]		$ 50	[1]	(128)
Issuance of ordinary shares (in Shares)	[1]	7,750,000			5,000,000
Net income (loss)										1,619,197	1,619,197		1,619,197
Dividends						[1]				(769,231)	(769,231)		(769,231)
Acquisition of a subsidiary				6		[1]							6
Acquisition of a subsidiary (in Shares)
Balance at Mar. 31, 2025		$ 178	[1]	$ 6	$ 50	[1]	(128)			2,106,770	2,106,870	6	2,106,876
Balance (in Shares) at Mar. 31, 2025	[1]	17,750,000			5,000,000
Net income (loss)										(3,474,675)	(3,474,675)	(62,534)	(3,537,209)
Contribution from a non-controlling equity holder of a subsidiary												314,150	314,150
Issuance of ordinary shares through public offering, net		$ 21	[1]					[1]	8,621,118		8,621,139		8,621,139
Issuance of ordinary shares through public offering, net (in Shares)		2,156,250	[1]
Balance at Mar. 31, 2026		$ 199	[1]		$ 50	[1]	$ (128)		$ 8,621,118	$ (1,367,905)	$ 7,253,334	$ 251,622	$ 7,504,956
Balance (in Shares) at Mar. 31, 2026	[1]	19,906,250			5,000,000

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation